Contract revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following tables present fee and other revenue related to contracts with customers, disaggregated by type of fee revenue, for each business segment. Business segment data has been determined on an internal management basis of accounting, rather than GAAP which is used for consolidated financial reporting.

Disaggregation of contract revenue by business segment
	Year ended Dec. 31,
	2023					2022
(in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total
Fee and other revenue – contract revenue:
Investment services fees	$4,959	$3,805	$99	$(63)	$8,800	$4,890	$3,564	$99	$(65)	$8,488
Investment management and performance fees	—	18	3,057	(12)	3,063	—	23	3,290	(14)	3,299
Financing-related fees	37	14	1	—	52	30	23	1	1	55
Distribution and servicing fees	6	(98)	241	—	149	4	(66)	192	—	130
Investment and other revenue	236	207	(323)	1	121	215	143	(245)	1	114
Total fee and other revenue – contract revenue	5,238	3,946	3,075	(74)	12,185	5,139	3,687	3,337	(77)	12,086
Fee and other revenue – not in scope of ASC 606 (a)(b)	817	198	(98)	53	970	865	185	(15)	(235)	800
Total fee and other revenue	$6,055	$4,144	$2,977	$(21)	$13,155	$6,004	$3,872	$3,322	$(312)	$12,886
(a)    Primarily includes investment services fees, foreign exchange revenue, financing-related fees and investment and other revenue, all of which are accounted for using other accounting guidance.
(b)    The Investment and Wealth Management business segment is net of income (loss) attributable to noncontrolling interests related to consolidated investment management funds of $2 million in 2023 and $(13) million in 2022.

Disaggregation of contract revenue by business segment	Year ended Dec. 31, 2021
(in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Total
Fee and other revenue – contract revenue:
Investment services fees	$4,919	$3,284	$100	$(70)	$8,233
Investment management and performance fees	—	18	3,553	(19)	3,552
Financing-related fees	19	48	—	1	68
Distribution and servicing fees	5	(5)	113	(1)	112
Investment and other revenue	132	4	(35)	—	101
Total fee other revenue – contract revenue	5,075	3,349	3,731	(89)	12,066
Fee and other revenue – not in scope of ASC 606 (a)(b)	743	234	118	140	1,235
Total fee and other revenue	$5,818	$3,583	$3,849	$51	$13,301
(a)    Primarily includes investment services fees, foreign exchange revenue, financing-related fees and investment and other revenue, all of which are accounted for using other accounting guidance.
(b)    The Investment and Wealth Management business segment is net of income attributable to noncontrolling interests related to consolidated investment management funds of $12 million in 2021.